Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit) Equity	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B CNY (¥) shares	Ordinary shares Class B USD ($) shares	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 631		¥ 94		¥ (725)				¥ (30,583,236)		¥ (30,583,236)
Balance (in Shares) | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance at Jun. 30, 2021	¥ 631		¥ 94		(725)				(30,583,236)		(30,583,236)
Balance (in Shares) at Jun. 30, 2021 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Net income									2,486,414		2,486,414
Balance at Jun. 30, 2022	¥ 631		¥ 94		(725)				(28,096,822)		(28,096,822)
Balance (in Shares) at Jun. 30, 2022 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631		¥ 94		(725)				(28,096,822)		(28,096,822)
Balance (in Shares) | shares	8,700,000	8,700,000	1,300,000	1,300,000
Net income									7,817,760		7,817,760
Balance at Jun. 30, 2023	¥ 631		¥ 94		(725)				(20,279,062)		(20,279,062)
Balance (in Shares) at Jun. 30, 2023 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631		¥ 94		(725)				(20,279,062)		(20,279,062)
Balance (in Shares) | shares	8,700,000	8,700,000	1,300,000	1,300,000
Adoption of ASC326
Net income									11,209,523		11,209,523
Contribution from shareholders							31,500,000				31,500,000
Balance at Jun. 30, 2024	¥ 631	$ 87	¥ 94	$ 13	(725)	$ (100)	31,500,000	$ 4,334,544	(9,069,539)	$ (1,248,010)	22,430,461	$ 3,086,534
Balance (in Shares) at Jun. 30, 2024 | shares	8,700,000	8,700,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 631	$ 87	¥ 94	$ 13	(725)	(100)	31,500,000	4,334,544	(9,069,539)	(1,248,010)	22,430,461	3,086,534
Balance (in Shares) | shares	8,700,000	8,700,000	1,300,000	1,300,000
Adoption of ASC326
Issuance of ordinary shares, net of offering costs	¥ 161				(161)		43,007,668
Issuance of ordinary shares, net of offering costs (in Shares) | shares	2,150,000	2,150,000
Net income									(2,707,310)		40,300,358
Balance at Dec. 31, 2024	¥ 792	$ 109	¥ 94	$ 13	(886)	(122)	74,507,668	10,207,509	(11,776,849)	(1,613,422)	62,730,819	8,594,087
Balance (in Shares) at Dec. 31, 2024 | shares	10,850,000	10,850,000	1,300,000	1,300,000
Balance (in Dollars)	¥ 792	$ 109	¥ 94	$ 13	¥ (886)	$ (122)	¥ 74,507,668	$ 10,207,509	¥ (11,776,849)	$ (1,613,422)	¥ 62,730,819	$ 8,594,087
Balance (in Shares) | shares	10,850,000	10,850,000	1,300,000	1,300,000